Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.33	$ 0.33
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	34,020,255	23,956,063
Common Stock, Shares, Outstanding, Beginning Balance	34,020,255	23,956,063
Series A Preferred Stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, cumulative dividend rate	7.00%	7.00%
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, issued	10,950	10,950
Preferred Stock, Shares Outstanding, Beginning Balance	10,950	10,950
Preferred stock, Liquidation preference	$ 1.1	$ 1.1
Series B Convertible Preferred Stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, cumulative dividend rate	7.00%	7.00%
Preferred stock, shares authorized	150,000	150,000
Preferred stock, issued	65,864	65,864
Preferred Stock, Shares Outstanding, Beginning Balance	65,864	65,864
Preferred stock, Liquidation preference	$ 6.6	$ 6.2